F/m 10-Year Investment Grade Corporate Bond ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

CORPORATE BONDS - 98.1%	Par	Value
Communications - 2.8%
AT&T, Inc., 2.55%, 12/01/2033 (a)	72,000	$56,798
Bell Telephone Co. of Canada or Bell Canada, 5.20%, 02/15/2034	58,000	56,513
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.55%, 06/01/2034	56,000	56,114
Comcast Corp., 5.30%, 06/01/2034	56,000	55,956
Rogers Communications, Inc., 5.30%, 02/15/2034	58,000	56,563
T-Mobile USA, Inc., 5.15%, 04/15/2034	58,000	56,805
Verizon Communications, Inc., 4.40%, 11/01/2034	60,000	55,324
		394,073

Consumer Discretionary - 5.3%
American Honda Finance Corp., 4.90%, 01/10/2034	58,000	56,187
BMW US Capital LLC, 5.15%, 04/02/2034 (b)	57,000	55,977
Cornell University, 4.84%, 06/15/2034 (a)	57,000	56,342
ERAC USA Finance LLC, 5.20%, 10/30/2034 (b)	57,000	56,065
General Motors Financial Co., Inc., 6.10%, 01/07/2034	55,000	55,384
GXO Logistics, Inc., 6.50%, 05/06/2034	55,000	55,938
Hasbro, Inc., 6.05%, 05/14/2034	56,000	55,802
Las Vegas Sands Corp., 6.20%, 08/15/2034	56,000	56,431
Marriott International, Inc., 5.30%, 05/15/2034 (a)	58,000	56,753
McDonald's Corp., 5.20%, 05/17/2034	57,000	56,576
Starbucks Corp., 5.00%, 02/15/2034	58,000	56,330
Toyota Motor Credit Corp., 4.80%, 01/05/2034	57,000	54,955
Whirlpool Corp., 5.75%, 03/01/2034	56,000	54,895
		727,635

Consumer Staples - 6.1%
Alimentation Couche-Tard, Inc., 5.27%, 02/12/2034 (b)	56,000	54,975
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/2034	58,000	57,008
BAT Capital Corp., 6.00%, 02/20/2034	56,000	56,585
Campbell Soup Co., 5.40%, 03/21/2034	56,000	55,398
Coca-Cola Co., 5.00%, 05/13/2034	56,000	55,812
Coca-Cola Consolidated, Inc., 5.45%, 06/01/2034	56,000	56,307
Estee Lauder Cos., Inc., 5.00%, 02/14/2034	58,000	56,611
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 6.75%, 03/15/2034 (b)	53,000	55,684
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	56,000	55,560
Mars, Inc., 3.60%, 04/01/2034 (b)	65,000	57,181
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/2034	58,000	56,153
Philip Morris International, Inc., 5.25%, 02/13/2034	58,000	56,808
Procter & Gamble Co., 4.55%, 01/29/2034	58,000	56,403
Sysco Corp., 6.00%, 01/17/2034	53,000	55,432
Tyson Foods, Inc., 5.70%, 03/15/2034	56,000	55,667
		841,584

Energy - 8.5%
Boardwalk Pipelines LP, 5.63%, 08/01/2034	58,000	56,784
BP Capital Markets America, Inc., 5.23%, 11/17/2034	57,000	56,401
Cheniere Energy Partners LP, 5.75%, 08/15/2034 (b)	56,000	55,626
Cheniere Energy, Inc., 5.65%, 04/15/2034 (b)	56,000	55,531
Columbia Pipelines Holding Co. LLC, 5.68%, 01/15/2034 (b)	56,000	54,917
Coterra Energy, Inc., 5.60%, 03/15/2034	56,000	55,661
Diamondback Energy, Inc., 5.40%, 04/18/2034	57,000	56,187
Enbridge, Inc., 5.63%, 04/05/2034	57,000	56,657
Energy Transfer LP, 6.55%, 12/01/2033	52,000	54,809
Enterprise Products Operating LLC, 4.85%, 01/31/2034	58,000	56,145
EQT Corp., 5.75%, 02/01/2034	57,000	56,392
Kinder Morgan, Inc., 5.40%, 02/01/2034	56,000	54,795
Marathon Oil Corp., 5.70%, 04/01/2034	55,000	55,971
MPLX LP, 5.50%, 06/01/2034	58,000	56,730
Ovintiv, Inc., 6.50%, 08/15/2034	54,000	56,326
Phillips 66, 4.65%, 11/15/2034	60,000	55,632
Schlumberger Investment SA, 5.00%, 06/01/2034	57,000	55,892
Targa Resources Corp., 6.50%, 03/30/2034	54,000	56,996
TotalEnergies Capital SA, 5.15%, 04/05/2034	57,000	56,851
TransCanada PipeLines Ltd., 4.63%, 03/01/2034	60,000	55,741
Williams Cos., Inc., 5.15%, 03/15/2034	58,000	56,302
		1,176,346

Financials - 31.2%
Agree LP, 5.63%, 06/15/2034	57,000	56,068
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	70,000	56,383
American Express Co., 5.92% to 04/25/2034 then SOFR + 1.63%, 04/25/2035	55,000	55,689
American Homes 4 Rent LP, 5.50%, 02/01/2034	56,000	54,828
American Tower Corp., 5.45%, 02/15/2034	56,000	55,303
Aon North America, Inc., 5.45%, 03/01/2034	56,000	55,463
Arch Capital Group Ltd., 7.35%, 05/01/2034	49,000	55,530
Arthur J Gallagher & Co., 5.45%, 07/15/2034	57,000	56,379
Athene Holding Ltd., 5.88%, 01/15/2034	55,000	54,870
AvalonBay Communities, Inc., 5.35%, 06/01/2034	56,000	55,594
Bank of America Corp., 5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035	57,000	56,625
Bank of Nova Scotia, 5.65%, 02/01/2034	55,000	55,752
BlackRock Funding, Inc., 5.00%, 03/14/2034	56,000	55,271
Blue Owl Finance LLC, 6.25%, 04/18/2034 (b)	55,000	55,381
Boston Properties LP, 6.50%, 01/15/2034	54,000	54,857
Brixmor Operating Partnership LP, 5.50%, 02/15/2034	58,000	56,589
Brookfield Finance, Inc., 6.35%, 01/05/2034	53,000	55,486
Camden Property Trust, 4.90%, 01/15/2034	59,000	56,190
Capital One Financial Corp., 6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035	55,000	55,212
CBRE Services, Inc., 5.95%, 08/15/2034	56,000	56,464
Chubb INA Holdings LLC, 5.00%, 03/15/2034	56,000	55,210
Cincinnati Financial Corp., 6.13%, 11/01/2034	53,000	55,128
Citizens Financial Group, Inc., 6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035	55,000	56,430
CNA Financial Corp., 5.13%, 02/15/2034	59,000	56,437
CNO Financial Group, Inc., 6.45%, 06/15/2034	55,000	55,156
COPT Defense Properties LP, 2.90%, 12/01/2033	72,000	56,243
Corebridge Financial, Inc., 5.75%, 01/15/2034	54,000	54,335
Crown Castle, Inc., 5.80%, 03/01/2034	56,000	56,370
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	56,000	55,348
Essex Portfolio LP, 5.50%, 04/01/2034	58,000	56,987
Extra Space Storage LP, 5.40%, 02/01/2034	58,000	56,407
Fairfax Financial Holdings Ltd., 6.00%, 12/07/2033 (b)	55,000	55,361
Fiserv, Inc., 5.45%, 03/15/2034	56,000	55,535
GATX Corp., 6.90%, 05/01/2034	53,000	57,399
GLP Capital LP / GLP Financing II, Inc., 6.75%, 12/01/2033	53,000	55,041
Goldman Sachs Group, Inc., 5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	55,000	56,170
Highwoods Realty LP, 7.65%, 02/01/2034	50,000	53,613
Host Hotels & Resorts LP, 5.70%, 07/01/2034	57,000	55,866
Huntington Bancshares, Inc., 5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035	56,000	55,018
Invitation Homes Operating Partnership LP, 2.70%, 01/15/2034	72,000	56,535
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	57,000	57,219
JPMorgan Chase & Co., 5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035	55,000	56,186
KeyCorp, 6.40% to 03/06/2034 then SOFR + 2.42%, 03/06/2035	56,000	56,375
Kimco Realty OP LLC, 6.40%, 03/01/2034	54,000	57,011
Kite Realty Group LP, 5.50%, 03/01/2034	58,000	56,583
Lincoln National Corp., 5.85%, 03/15/2034	56,000	55,704
LPL Holdings, Inc., 6.00%, 05/20/2034	56,000	56,184
Macquarie Group Ltd., 6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (b)	54,000	55,799
Marsh & McLennan Cos., Inc., 5.15%, 03/15/2034	56,000	55,627
Mastercard, Inc., 4.88%, 05/09/2034	56,000	55,200
MetLife, Inc., 6.38%, 06/15/2034	52,000	55,744
Mid-America Apartments LP, 5.00%, 03/15/2034	57,000	55,022
Morgan Stanley, 5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	55,000	56,099
Nasdaq, Inc., 5.55%, 02/15/2034	57,000	56,914
New York Life Global Funding, 5.00%, 01/09/2034 (b)	58,000	56,689
NNN REIT, Inc., 5.50%, 06/15/2034	57,000	56,232
Nuveen LLC, 5.85%, 04/15/2034 (b)	57,000	57,144
Old Republic International Corp., 5.75%, 03/28/2034	57,000	56,666
PayPal Holdings, Inc., 5.15%, 06/01/2034	57,000	56,064
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/2034	56,000	55,419
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	55,000	55,002
Prologis LP, 5.00%, 03/15/2034	58,000	56,556
Prologis Targeted US Logistics Fund LP, 5.50%, 04/01/2034 (b)	56,000	55,504
Prudential Financial, Inc., 6.50% to 03/15/2034 then 5 yr. CMT Rate + 2.40%, 03/15/2054	56,000	56,142
Realty Income Corp., 5.13%, 02/15/2034	57,000	55,169
Regency Centers LP, 5.25%, 01/15/2034	58,000	56,431
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	56,000	55,699
Royal Bank of Canada, 5.15%, 02/01/2034	56,000	55,216
Safehold GL Holdings LLC, 6.10%, 04/01/2034	56,000	55,506
Sammons Financial Group, Inc., 6.88%, 04/15/2034 (b)	55,000	55,910
Simon Property Group LP, 6.25%, 01/15/2034	53,000	55,787
TPG Operating Group II LP, 5.88%, 03/05/2034	56,000	55,881
Truist Financial Corp., 5.71% to 01/24/2034 then SOFR + 1.92%, 01/24/2035	55,000	54,650
US Bancorp, 5.68% to 01/23/2034 then SOFR + 1.86%, 01/23/2035	55,000	54,918
Ventas Realty LP, 5.63%, 07/01/2034	57,000	56,193
VICI Properties LP, 5.75%, 04/01/2034	58,000	57,046
Wells Fargo & Co., 5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	57,000	56,506
		4,300,520

Health Care - 9.4%
AbbVie, Inc., 5.05%, 03/15/2034	56,000	55,403
Astrazeneca Finance LLC, 5.00%, 02/26/2034	57,000	56,292
Bayer US Finance II LLC, 4.20%, 07/15/2034 (b)	65,000	55,436
Becton Dickinson & Co., 5.11%, 02/08/2034	58,000	56,580
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	57,000	56,632
Cardinal Health, Inc., 5.45%, 02/15/2034	57,000	56,667
Cencora, Inc., 5.13%, 02/15/2034	58,000	56,758
Cigna Group, 5.25%, 02/15/2034	56,000	54,890
CSL Finance PLC, 5.11%, 04/03/2034 (b)	57,000	55,860
CVS Health Corp., 5.70%, 06/01/2034	56,000	55,729
Elevance Health, Inc., 5.38%, 06/15/2034	56,000	55,836
Eli Lilly & Co., 4.70%, 02/09/2034	58,000	56,372
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/2034	55,000	57,080
HCA, Inc., 5.60%, 04/01/2034	57,000	56,508
Humana, Inc., 5.95%, 03/15/2034	56,000	57,101
Johnson & Johnson, 4.95%, 06/01/2034	56,000	56,070
Merck & Co., Inc., 6.50%, 12/01/2033	50,000	55,239
Quest Diagnostics, Inc., 6.40%, 11/30/2033	54,000	57,643
Smith & Nephew PLC, 5.40%, 03/20/2034	58,000	56,830
Solventum Corp., 5.60%, 03/23/2034 (b)	56,000	55,017
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034	56,000	56,102
UnitedHealth Group, Inc., 5.00%, 04/15/2034	58,000	56,905
Wyeth LLC, 6.50%, 02/01/2034	51,000	55,675
		1,292,625

Industrials - 10.2%
AGCO Corp., 5.80%, 03/21/2034	56,000	55,902
Allegion US Holding Co., Inc., 5.60%, 05/29/2034	56,000	55,901
Amphenol Corp., 5.25%, 04/05/2034	57,000	56,815
Boeing Co., 6.53%, 05/01/2034 (b)	55,000	55,766
Canadian National Railway Co., 6.25%, 08/01/2034	52,000	56,278
Carrier Global Corp., 5.90%, 03/15/2034	55,000	57,134
CIMIC Finance USA Pty Ltd., 7.00%, 03/25/2034 (b)	56,000	56,486
Cummins, Inc., 5.15%, 02/20/2034	57,000	56,887
FedEx Corp., 4.90%, 01/15/2034	57,000	55,170
Honeywell International, Inc., 4.50%, 01/15/2034	59,000	56,285
Ingersoll Rand, Inc., 5.45%, 06/15/2034	56,000	56,126
John Deere Capital Corp., 5.10%, 04/11/2034	57,000	56,688
L3Harris Technologies, Inc., 5.35%, 06/01/2034	56,000	55,274
Lockheed Martin Corp., 4.75%, 02/15/2034	58,000	56,177
Norfolk Southern Corp., 5.55%, 03/15/2034	56,000	56,879
Northrop Grumman Corp., 4.90%, 06/01/2034	58,000	55,985
PACCAR Financial Corp., 5.00%, 03/22/2034	56,000	55,530
Parker-Hannifin Corp., 4.20%, 11/21/2034	61,000	55,822
Republic Services, Inc., 5.00%, 04/01/2034	58,000	56,603
RTX Corp., 6.10%, 03/15/2034	54,000	56,512
Ryder System, Inc., 6.60%, 12/01/2033	52,000	55,401
United Parcel Service, Inc., 5.15%, 05/22/2034	56,000	55,738
Waste Connections, Inc., 5.00%, 03/01/2034	57,000	55,474
Waste Management, Inc., 4.88%, 02/15/2034	57,000	55,619
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	56,000	56,171
		1,402,623

Information Technology - 0.4%
Kyndryl Holdings, Inc., 6.35%, 02/20/2034	54,000	55,536

Materials - 5.2%
Air Products and Chemicals, Inc., 4.85%, 02/08/2034	58,000	56,525
Berry Global, Inc., 5.65%, 01/15/2034 (b)	56,000	54,670
CF Industries, Inc., 5.15%, 03/15/2034	58,000	55,478
Dow Chemical Co., 5.15%, 02/15/2034	56,000	54,943
Eastman Chemical Co., 5.63%, 02/20/2034	57,000	56,677
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	57,000	55,589
Glencore Funding LLC, 5.63%, 04/04/2034 (b)	57,000	55,996
Lubrizol Corp., 6.50%, 10/01/2034	50,000	55,614
LYB International Finance III LLC, 5.50%, 03/01/2034	56,000	55,323
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034 (b)	56,000	55,617
Packaging Corp. of America, 5.70%, 12/01/2033	55,000	55,709
Rio Tinto Alcan, Inc., 6.13%, 12/15/2033	53,000	55,834
Vale Overseas Ltd., 8.25%, 01/17/2034	48,000	55,908
		723,883

Technology - 6.1%
Adobe, Inc., 4.95%, 04/04/2034	57,000	56,351
Analog Devices, Inc., 5.05%, 04/01/2034	57,000	56,637
Arrow Electronics, Inc., 5.88%, 04/10/2034	57,000	55,947
Atlassian Corp., 5.50%, 05/15/2034	56,000	55,515
Broadcom, Inc., 3.47%, 04/15/2034 (b)	67,000	56,466
Cisco Systems, Inc., 5.05%, 02/26/2034	57,000	56,641
Constellation Software, Inc., 5.46%, 02/16/2034 (b)	57,000	56,688
Dell International LLC / EMC Corp., 5.40%, 04/15/2034	56,000	55,204
Intel Corp., 5.15%, 02/21/2034 (a)	58,000	56,865
KLA Corp., 4.70%, 02/01/2034	57,000	54,984
Motorola Solutions, Inc., 5.40%, 04/15/2034	58,000	57,304
Oracle Corp., 4.30%, 07/08/2034	61,000	55,275
TD SYNNEX Corp., 6.10%, 04/12/2034	55,000	55,435
Texas Instruments, Inc., 4.85%, 02/08/2034	56,000	55,116
Verisk Analytics, Inc., 5.25%, 06/05/2034	57,000	55,769
		840,197

Utilities - 12.9%
AEP Transmission Co. LLC, 5.15%, 04/01/2034	58,000	56,724
American Water Capital Corp., 5.15%, 03/01/2034	56,000	55,271
Arizona Public Service Co., 5.70%, 08/15/2034	56,000	55,977
Black Hills Corp., 6.15%, 05/15/2034	56,000	56,903
CenterPoint Energy Houston Electric LLC, 5.15%, 03/01/2034	56,000	55,190
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	56,000	56,714
Constellation Energy Generation LLC, 6.13%, 01/15/2034	54,000	56,203
DTE Energy Co., 5.85%, 06/01/2034	55,000	55,663
Duke Energy Carolinas LLC, 4.85%, 01/15/2034	57,000	54,911
Entergy Louisiana LLC, 5.35%, 03/15/2034	56,000	55,252
Essential Utilities, Inc., 5.38%, 01/15/2034	56,000	54,631
Evergy Metro, Inc., 5.40%, 04/01/2034	57,000	56,416
Eversource Energy, 5.95%, 07/15/2034	55,000	55,413
Exelon Corp., 5.45%, 03/15/2034	57,000	56,496
IPALCO Enterprises, Inc., 5.75%, 04/01/2034 (b)	58,000	57,193
ITC Holdings Corp., 5.65%, 05/09/2034 (b)	56,000	55,871
Liberty Utilities Co., 5.87%, 01/31/2034 (b)	55,000	54,949
Monongahela Power Co., 5.85%, 02/15/2034 (b)	56,000	56,732
Narragansett Electric Co., 5.35%, 05/01/2034 (b)	56,000	55,052
National Grid PLC, 5.42%, 01/11/2034	56,000	54,653
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/2034	56,000	54,839
NiSource, Inc., 5.35%, 04/01/2034	58,000	56,719
Pacific Gas and Electric Co., 5.80%, 05/15/2034	56,000	55,865
PacifiCorp, 5.45%, 02/15/2034	57,000	55,722
Public Service Enterprise Group, Inc., 5.45%, 04/01/2034	57,000	56,301
Southern California Edison Co., 5.20%, 06/01/2034	58,000	56,465
Southern Co., 5.70%, 03/15/2034	56,000	56,813
Union Electric Co., 5.20%, 04/01/2034	57,000	56,185
Virginia Electric and Power Co., 5.00%, 01/15/2034	58,000	56,069
Vistra Operations Co. LLC, 6.00%, 04/15/2034 (b)	57,000	57,082
Wisconsin Power and Light Co., 5.38%, 03/30/2034	56,000	55,280
Xcel Energy, Inc., 5.50%, 03/15/2034	56,000	55,096
		1,788,650
TOTAL CORPORATE BONDS (Cost $13,659,542)		13,543,672

SHORT-TERM INVESTMENTS - 1.1%
Investments Purchased with Proceeds from Securities Lending - 1.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(c)	148,601	148,601
TOTAL SHORT-TERM INVESTMENTS (Cost $148,601)		148,601

TOTAL INVESTMENTS - 99.2% (Cost $13,808,143)		$13,692,273
Money Market Deposit Account - 1.0%(d)		134,539
Liabilities in Excess of Other Assets - (0.2)%		(27,508)
TOTAL NET ASSETS - 100.0%		$13,799,304

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $145,362 which represented 1.1% of net assets.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $1,732,625 or 12.6% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	–	13,543,672	–	13,543,672
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	148,601
Total Investments	–	13,543,672	–	13,692,273

Refer to the Schedule of Investments for additional information.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.